Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Derivative Financial Instruments and Hedge Accounting
7	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING

Derivative financial instruments include futures, forwards, swaps, options and other types of derivative contracts, which are transactions listed on exchanges or over-the-counter (“OTC”) transactions. In the normal course of business, the SMBC Group enters into a variety of derivatives for trading and risk management purposes. The SMBC Group uses derivatives for trading activities, which include facilitating customer transactions, market-making and arbitrage activities. The SMBC Group also uses derivatives to reduce its exposures to market and credit risks as part of its asset and liability management.

Derivatives are financial instruments that derive their value from the price of underlying items such as interest rates, foreign exchange rates, equities, bonds, commodities, credit spreads and other indices. The SMBC Group’s derivative financial instruments mainly consist of interest rate derivatives and currency derivatives. Interest rate derivatives include interest rate swaps, interest rate options and interest rate futures. Currency derivatives include foreign exchange forward transactions, currency swaps and currency options.

The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2019 and 2018.

	At March 31, 2019
	Trading			Risk Management(1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥779,291,352	¥1,738,231	¥1,484,122	¥51,692,181	¥270,514	¥340,931
Futures	63,332,406	44,812	46,428	2,220,000	—	149
Listed Options	134,733,142	24,131	2,593	—	—	—
Forwards	54,486,370	642	939	—	—	—
Swaps	444,347,278	1,561,977	1,290,977	49,315,116	267,094	340,752
OTC Options	82,392,156	106,669	143,185	157,065	3,420	30
Currency derivatives	132,054,681	1,167,833	935,956	10,260,443	119,077	176,822
Futures	3,942	22	—	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	79,268,300	488,211	415,097	2,246,274	18,370	57,069
Swaps	46,014,820	594,144	441,257	8,014,169	100,707	119,753
OTC Options	6,767,619	85,456	79,602	—	—	—
Equity derivatives	3,048,195	61,761	96,140	48,511	1,856	30
Futures	933,068	4,418	2,313	—	—	—
Listed Options	1,259,343	29,384	56,854	—	—	—
Forwards	—	—	—	—	—	—
Swaps	119,145	654	8,477	48,511	1,856	30
OTC Options	736,639	27,305	28,496	—	—	—
Commodity derivatives	225,655	7,517	5,848	—	—	—
Futures	28,823	445	415	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	183,117	7,006	5,019	—	—	—
OTC Options	13,715	66	414	—	—	—
Credit derivatives	1,562,100	15,785	11,924	—	—	—

Total derivative financial instruments	¥916,181,983	¥2,991,127	¥2,533,990	¥62,001,135	¥391,447	¥517,783

	At March 31, 2018
	Trading			Risk Management(1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥676,464,541	¥1,771,745	¥1,639,850	¥69,550,646	¥300,376	¥333,182
Futures	78,295,049	28,689	28,871	18,269,263	5,534	1,167
Listed Options	66,989,307	4,538	722	—	—	—
Forwards	25,030,851	274	994	—	—	—
Swaps	429,498,805	1,651,945	1,500,361	51,131,039	294,842	329,446
OTC Options	76,650,529	86,299	108,902	150,344	—	2,569
Currency derivatives	120,282,459	1,439,993	1,293,900	7,986,176	283,248	112,322
Futures	689	—	19	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	74,380,475	759,993	708,645	1,866,249	49,440	24,929
Swaps	39,668,889	577,350	490,014	6,119,927	233,808	87,393
OTC Options	6,232,406	102,650	95,222	—	—	—
Equity derivatives	3,354,789	71,344	105,194	2,219	—	155
Futures	829,262	5,946	9,747	—	—	—
Listed Options	1,779,546	42,209	68,341	—	—	—
Forwards	7,564	745	208	—	—	—
Swaps	77,015	186	8,171	2,219	—	155
OTC Options	661,402	22,258	18,727	—	—	—
Commodity derivatives	161,539	6,516	4,948	—	—	—
Futures	20,902	402	464	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	128,467	6,052	3,974	—	—	—
OTC Options	12,170	62	510	—	—	—
Credit derivatives	1,320,297	12,049	8,465	—	—	—

Total derivative financial instruments	¥801,583,625	¥3,301,647	¥3,052,357	¥77,539,041	¥583,624	¥445,659

(1)

Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the SMBC Group applies hedge accounting for certain equity instruments elected to be measured at FVOCI and net investments in foreign operations, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Hedge accounting

The SMBC Group applies fair value hedge accounting and hedge accounting of net investments in foreign operations in order to reflect the effect of risk management activities on its consolidated financial statements.

Fair value hedges

The SMBC Group applies fair value hedge accounting to mitigate the risk of changes in the fair value of certain equity instruments elected to be measured at FVOCI. Changes in the fair value of those equity instruments would have an impact on the equity of the SMBC Group if it did not apply the hedge accounting.

The SMBC Group designates as hedging instruments equity derivatives with underlying instruments identical to the hedged items and establishes a hedge ratio by aligning the number of shares of hedged items with that of equity derivatives used as hedging instruments. The SMBC Group assesses hedge effectiveness and calculates hedge ineffectiveness by comparing changes in the fair value of the hedged items with those of the hedging instruments. The sources of hedge ineffectiveness that is expected to arise from these hedging relationships are due to the effect of the counterparty or the SMBC Group’s own credit risk on the fair value of the equity derivatives and interest rate risk on the equity derivatives. There are no other sources of hedge ineffectiveness in the hedging relationships. Both the effective portion and ineffective portion of changes in the fair value of the hedging instruments are recognized in other comprehensive income, and amounts presented in other comprehensive income are not subsequently transferred to profit or loss.

The table below represents the amounts related to items designated as hedging instruments at March 31, 2019.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2019			For the fiscal year ended March 31, 2019
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
(In millions)
Equity swaps	Derivative financial instruments	¥48,511	¥1,856	¥30	¥14,860

The amounts related to items designated as hedged items at March 31, 2019 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2019	For the fiscal year ended March 31, 2019

			Change in value used for calculating hedge ineffectiveness
		Carrying amounts
		(In millions)
Equity instruments at fair value through other comprehensive income	Investment securities	¥45,847	¥(14,376)

The accumulated amount of fair value hedge adjustments on the hedged items was a loss of ¥14,376 million at March 31, 2019. There was no balance remaining in the consolidated statements of financial position for any hedged items that had ceased to be adjusted for hedging gains and losses at March 31, 2019.

Hedge ineffectiveness was included in “Other comprehensive income—Equity instruments at fair value through other comprehensive income” in the consolidated statements of comprehensive income and amounted to a profit of ¥484 million for the fiscal year ended March 31, 2019.

Hedges of net investments in foreign operations

The SMBC Group applies hedge accounting of net investments in foreign operations to mitigate the foreign currency risk of exchange differences arising from the translation of net investments in foreign operations. The SMBC Group hedges the risk of changes in its equity, arising from the movement in the U.S. dollar exchange rate or other exchange rates against Japanese yen. Changes in foreign exchange rates would have an impact on the equity of the SMBC Group if it did not apply the hedge accounting.

The SMBC Group designates as hedging instruments foreign exchange forward contracts and foreign currency denominated financial liabilities. When the hedging instruments are foreign exchange forward contracts, the SMBC Group establishes a hedge ratio where the notional amounts on the foreign exchange forward contracts match the carrying amount of the hedged items. The SMBC Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, and assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the hedging instruments that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, the only sources of hedge ineffectiveness that is expected to arise from these hedging relationships are due to the effect of the counterparty or the SMBC Group’s own credit risk on the changes in the fair value of the hedging instruments. There are no other sources of hedge ineffectiveness in these hedge relationships.

When the hedging instruments are foreign currency denominated financial liabilities, the SMBC Group designates them as hedging instruments to the extent that the amounts do not exceed those of the hedged items, and establishes the hedge ratio by aligning the amounts of the hedging instruments with those of the hedged items. The SMBC Group assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the liabilities that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, no hedge ineffectiveness arises.

The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in “Net trading income” in the consolidated income statements. The cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss on the disposal or partial disposal of the foreign operations. On the other hand, changes in the fair value of the forward element of the foreign exchange forward contracts are recognized in “Net trading income” in the consolidated income statements because the SMBC Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, as stated above.

The table below represents the amounts related to items designated as hedging instruments at March 31, 2019.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2019			For the fiscal year ended March 31, 2019
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
			(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥2,243,501	¥18,370	¥56,850	¥(18,574)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	192,039	—	192,039	(7,378)

The amounts related to items designated as hedged items for the fiscal year ended March 31, 2019 were as follows:

	For the fiscal year ended March 31, 2019	At March 31, 2019
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve
	(In millions)
USD foreign operations	¥34,244	¥(6,714)
HKD foreign operations	9,468	(4,638)
EUR foreign operations	(19,297)	13,288
Other foreign operations	1,537	5,871

Total	¥25,952	¥7,807

Note:	There was no balance remaining in the translating foreign operations reserve from hedging relationships for which hedge accounting is no longer applied at March 31, 2019.

Changes in the translating foreign operations reserve of ¥25,952 million were offset by hedges of net investment in foreign operations for the fiscal year ended March 31, 2019. There was no hedge ineffectiveness recognized in “Net trading income” for the fiscal year ended March 31, 2019.

The amounts relating to items designated as hedging instruments at March 31, 2018 were as follows:

	At March 31, 2018
	Notional amounts	Assets	Liabilities
	(In millions)
Currency derivatives	¥1,866,249	¥49,440	¥24,929

Note:	The carrying amounts of foreign currency denominated financial liabilities designated as hedging instruments at March 31, 2018 were ¥208,294 million.

There was no hedge ineffectiveness recognized in “Net trading income” for the fiscal year ended March 31, 2018.

Credit derivatives

The SMBC Group enters into credit derivatives to manage the risk of its commercial banking credit portfolio containing loans by hedging economically, as well as diversifying the credit exposure in the portfolio, and to undertake credit loss protection transactions based on the needs from customers as financial intermediation. The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2019 and 2018.

	At March 31, 2019
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the SMBC Group’s credit risk portfolio	¥549,794	¥1,258	¥6,547	¥873,197	¥13,700	¥3,877
Facilitating client transactions	88,602	154	1,359	50,507	673	141

Total	¥638,396	¥1,412	¥7,906	¥923,704	¥14,373	¥4,018

	At March 31, 2018
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the SMBC Group’s credit risk portfolio	¥442,991	¥220	¥5,950	¥684,080	¥10,615	¥751
Facilitating client transactions	106,352	87	1,732	86,874	1,127	32

Total	¥549,343	¥307	¥7,682	¥770,954	¥11,742	¥783

The following table summarizes the notional amounts of the SMBC Group’s credit derivative portfolio by type of counterparty at March 31, 2019 and 2018.

	At March 31, 2019		At March 31, 2018
	Protection purchased	Protection sold	Protection purchased	Protection sold
	(In millions)
Banks and broker-dealers	¥626,896	¥923,704	¥537,843	¥770,954
Insurance and other financial guaranty firms	11,500	—	11,500	—

Total	¥638,396	¥923,704	¥549,343	¥770,954